Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) kr / ¥		Dec. 31, 2022 USD ($) kr / ¥		Jan. 01, 2023 kr / ¥	Jan. 01, 2022 kr / ¥	Dec. 31, 2021 USD ($)	[2]	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rate	0.0758		0.057
Closing foreign exchange rate | kr / ¥	0.71		0.66		0.66	0.70
Financial liabilities	$ (4,951,893)		$ (3,118,224)
Other non-current interest-bearing liabilities - related parties	(1,413,257)		(43,643)	[1]
Operational credit risk, unrelated parties	$ 23,635
Operational credit risk, unrelated parties, percentage	0.1268
Cash and cash equivalents	$ 768,264	[2]	973,877	[1],[2]			$ 756,677		$ 316,424
Borrowings	2,026,665		1,327,102
Floorplan facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	75,963		5,409
Floorplan facilities | Related parties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 44,877		17,132
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average cost of capital management	0.0641
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average cost of capital management	0.1039
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operational credit risk, unrelated parties	$ 19,205		$ 26,649
Operational credit risk, unrelated parties, percentage	0.1030		0.1310
Interest rate risk | Borrowings With Floating Interest Rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,250,000

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.